FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Other non-current liabilities	$ (163)	$ 0
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	447,632	437,154
Restricted cash	65	49
Other non-current liabilities	$ (163)	0
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative instruments
Derivative instruments assets	$ 18,054	40,090
Derivative instruments liabilities	(604)	0
Carrying value of asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,718,136)	(1,672,832)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(130,071)	(137,405)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	447,632	437,154
Restricted cash	65	49
Other non-current liabilities	(163)	0
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	18,054	40,090
Derivative instruments liabilities	(604)	0
Fair value asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,729,465)	(1,684,666)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	$ (117,827)	$ (120,219)